18. SHARE CAPITAL: Schedule of Options transactions and the number of options outstanding (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Options transactions and the number of options outstanding

	Number of	Weighted average
	Options	Exercise Price
Balances, December 31, 2018	4,716,875	$0.50
Granted	2,917,500	1.26
Balances, December 31, 2019	7,634,375	0.80
Granted	8,157,679	0.30
Assumed from RTO	1,799,110	0.64
Exercised	(2,050,000)	0.54
Cancelled	(775,000)	2.14
Balances, December 31, 2020	14,549,289	$1.27